S000006699 [Member] Expense Example - Loomis Sayles Growth Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 662
Expense Example, with Redemption, 3 Years	848
Expense Example, with Redemption, 5 Years	1,049
Expense Example, with Redemption, 10 Years	1,629
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	522
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,765
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	713
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	$ 822